TAXES ON INCOME (Carryforward Tax Losses and Credits and Deferred Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Changes in valuation allowance	$ (322)	$ (1,999)	$ 1,823
Israeli [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	53,821
Federal tax [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	10,873
R & D Credits for FederalTax [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	2,699
State tax [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	4,892
Europe [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	41,050
Latin America [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	42,692
Latin America [Member] | Carryforward Utilization Period - 4 Years [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 35,747
Operating loss carryforwards utilization period	4 years
Latin America [Member] | Carryforward Utilization Period - Indefinitely [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 6,945